Consolidating Financial Information - Schedule of Balance Sheet Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Condensed Balance Sheet [Line Items]
Document Period End Date	Sep. 30, 2017
Interest Payable, Current	$ 78.0	$ 68.3
Liabilities, Current	27,645.0	1,241.2
Other Accrued Liabilities, Current	125.8	103.7
Assets:
Cash and cash equivalents	(2,631.7)	(2,405.3)
Other receivables, net (Note 8)	285.7	269.4
Other Receivables, Net, Current	19.7	23.8
Inventory, Net	496.3	449.9
Deferred tax assets (Note 19)	331.1	732.1
Property, Plant and Equipment including Oil and Gas Property, Net	0.0	0.0
Goodwill (Note 11)	2,277.1	2,133.3	$ 2,138.9
Intangible Assets, Net (Excluding Goodwill)	1,612.0	1,534.8	1,595.3
Other assets	43.7	62.8
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	1,376.9	27,658.1
Disposal Group, Including Discontinued Operation, Assets, Current	28,929.2	601.0
Assets	35,849.7	33,580.1
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	156.1	24,709.3
Liabilities and Equity:
Long-term Debt, Excluding Current Maturities	5,543.7	5,226.3
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	38.6	48.0
Deferred Tax Liabilities, Net, Noncurrent	493.2	512.1
Other Liabilities, Noncurrent	0.0	0.0
Due to Affiliate	(140.7)
Accounts Payable, Current	373.1	316.0
Disposal Group, Including Discontinued Operation, Liabilities, Current	26,851.3	412.1
Liabilities	33,902.8	31,762.9
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests		0.0
Stockholders' Equity Attributable to Parent	758.0	638.1
Stockholders' Equity Attributable to Noncontrolling Interest	1,188.9	1,179.1
Total permanent equity	1,946.9	1,817.2	1,588.1	$ 2,257.0
Short-term Debt	161.4	239.3
Total Insurance Reserves		0.0
Prepaid Expense and Other Assets	54.8	38.2
Property, Plant and Equipment, Net	503.9	367.4
Total liabilities and equity	35,849.7	33,580.1
Cash and Cash Equivalents, at Carrying Value	270.1	465.2	$ 643.2	$ 673.6
Funds Withheld Receivable		0.0
Assets, Current	30,036.1	1,823.7
Consumer Products Segment [Member]
Condensed Balance Sheet [Line Items]
Interest Payable, Current	48.5
Liabilities, Current	1,113.4	1,095.6
Other Accrued Liabilities, Current	123.4
Assets:
Cash and cash equivalents	0.0	0.0
Other receivables, net (Note 8)	266.0	245.6
Other Receivables, Net, Current	19.4	22.9
Inventory, Net	496.3	449.9
Loans and Leases Receivable, Related Parties	2,277.1
Property, Plant and Equipment including Oil and Gas Property, Net	1,612.0	366.1
Goodwill (Note 11)	43.5	2,133.3
Intangible Assets, Net (Excluding Goodwill)	1,376.9	1,534.8
Other assets		28.2
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		1,373.8
Disposal Group, Including Discontinued Operation, Assets, Current	603.0	601.0
Assets	7,419.7	7,069.1
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	156.1	155.5
Liabilities and Equity:
Long-term Debt, Excluding Current Maturities		3,414.7
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	34.4	42.8
Deferred Tax Liabilities, Net, Noncurrent	3,752.3	498.8
Other Liabilities, Noncurrent	23.6	17.7
Deferred Tax Liabilities, Net, Current	493.2
Due to Affiliate	0.0	0.0
Accounts Payable, Current	371.6	314.8
Disposal Group, Including Discontinued Operation, Liabilities, Current	500.6	412.1
Liabilities	5,573.0	5,225.1
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	1,095.4	1,040.4
Stockholders' Equity Attributable to Parent	751.3	803.6
Accrued Liabilities, Current		39.3
Stockholders' Equity Attributable to Noncontrolling Interest	1,846.7	1,844.0
Short-term Debt		145.3
Total Insurance Reserves	19.4
Accrued Salaries, Current	49.9	79.6
Other Liabilities, Current		104.5
Prepaid Expense and Other Assets	54.2	38.2
Property, Plant and Equipment, Net	503.1
Total liabilities and equity	7,419.7	7,069.1
Funds Withheld Receivable	168.2	275.3
Assets, Current	1,607.1	1,632.9
Corporate and Other [Member]
Condensed Balance Sheet [Line Items]
Interest Payable, Current	28.9
Liabilities, Current	88.3	145.6
Other Accrued Liabilities, Current	2.4
Assets:
Cash and cash equivalents		(2,405.3)
Other receivables, net (Note 8)		0.0
Other Receivables, Net, Current		0.9
Property, Plant and Equipment including Oil and Gas Property, Net		1.3
Goodwill (Note 11)		0.0
Intangible Assets, Net (Excluding Goodwill)		0.0
Other assets		34.6
Assets		2,632.0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0.0	0.0
Liabilities and Equity:
Long-term Debt, Excluding Current Maturities	1,743.3	1,653.7
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	4.2	5.2
Deferred Tax Liabilities, Net, Noncurrent		13.3
Other Liabilities, Noncurrent	2.6	8.3
Deferred Tax Liabilities, Net, Current	0.0
Due to Affiliate	(140.7)	(171.2)
Accounts Payable, Current	1.5	1.2
Disposal Group, Including Discontinued Operation, Liabilities, Current	0.0	0.0
Liabilities	1,979.1	1,997.3
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	758.0	638.1
Stockholders' Equity Attributable to Parent	(1.6)	(3.4)
Accrued Liabilities, Current		29.0
Stockholders' Equity Attributable to Noncontrolling Interest	756.4	634.7
Short-term Debt		94.0
Total Insurance Reserves	50.0
Accrued Salaries, Current	5.5	22.2
Other Liabilities, Current		(0.8)
Prepaid Expense and Other Assets		0.0
Total liabilities and equity	2,735.5	2,632.0
Cash and Cash Equivalents, at Carrying Value		189.9
Assets, Current		2,596.1
Corporate and Other and eliminations [Member]
Assets:
Cash and cash equivalents	(2,631.7)
Other receivables, net (Note 8)	0.0
Other Receivables, Net, Current	0.3
Deferred tax assets (Note 19)	0.0
Loans and Leases Receivable, Related Parties	0.0
Property, Plant and Equipment including Oil and Gas Property, Net	0.0
Goodwill (Note 11)	0.2
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0.0	0.0
Disposal Group, Including Discontinued Operation, Assets, Current	0.0	0.0
Assets	2,735.5
Liabilities and Equity:
Prepaid Expense and Other Assets	0.6
Property, Plant and Equipment, Net	0.8
Funds Withheld Receivable	101.9
Assets, Current	2,734.5
Discontinued Operations, Held-for-sale [Member]
Condensed Balance Sheet [Line Items]
Interest Payable, Current	0.0
Liabilities, Current	26,350.7	0.0
Other Accrued Liabilities, Current	0.0
Assets:
Cash and cash equivalents	0.0	0.0
Other receivables, net (Note 8)		0.0
Other Receivables, Net, Current		0.0
Loans and Leases Receivable, Related Parties	0.0
Property, Plant and Equipment including Oil and Gas Property, Net	0.0	0.0
Goodwill (Note 11)	0.0	0.0
Intangible Assets, Net (Excluding Goodwill)		0.0
Other assets		0.0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		26,284.3
Disposal Group, Including Discontinued Operation, Assets, Current	28,326.2	0.0
Assets	28,326.2	26,284.3
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0.0	24,553.8
Liabilities and Equity:
Long-term Debt, Excluding Current Maturities		0.0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		0.0
Deferred Tax Liabilities, Net, Noncurrent	0.0	0.0
Other Liabilities, Noncurrent	0.0
Due to Affiliate	0.0	0.0
Accounts Payable, Current	0.0
Disposal Group, Including Discontinued Operation, Liabilities, Current	26,350.7	0.0
Liabilities	26,350.7	24,553.8
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	1,536.3	1,351.6
Stockholders' Equity Attributable to Parent	439.2	378.9
Accrued Liabilities, Current	0.0	0.0
Stockholders' Equity Attributable to Noncontrolling Interest	1,975.5	1,730.5
Short-term Debt		0.0
Total Insurance Reserves		0.0
Accrued Salaries, Current	0.0	0.0
Total liabilities and equity	28,326.2	26,284.3
Funds Withheld Receivable	0.0	0.0
Assets, Current	28,326.2
Consolidation, Eliminations
Condensed Balance Sheet [Line Items]
Interest Payable, Current	0.6
Liabilities, Current	92.6	0.0
Other Accrued Liabilities, Current	0.0
Assets:
Other receivables, net (Note 8)	0.0	0.0
Other Receivables, Net, Current	0.0	0.0
Inventory, Net		0.0
Goodwill (Note 11)	0.0	0.0
Intangible Assets, Net (Excluding Goodwill)		0.0
Disposal Group, Including Discontinued Operation, Assets, Current	0.0	0.0
Assets	(2,631.7)	(2,405.3)
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0.0
Liabilities and Equity:
Long-term Debt, Excluding Current Maturities	48.1	157.9
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	0.0	0.0
Deferred Tax Liabilities, Net, Noncurrent		0.0
Deferred Tax Liabilities, Net, Current	0.0
Due to Affiliate		171.2
Accounts Payable, Current	0.0	0.0
Disposal Group, Including Discontinued Operation, Liabilities, Current	0.0	0.0
Liabilities	0.0	(13.3)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	(2,631.7)	(2,392.0)
Accrued Liabilities, Current		0.0
Stockholders' Equity Attributable to Noncontrolling Interest	(2,631.7)	(2,392.0)
Total Insurance Reserves	92.0
Accrued Salaries, Current	0.0	0.0
Other Liabilities, Current		0.0
Prepaid Expense and Other Assets	0.0
Property, Plant and Equipment, Net	0.0
Total liabilities and equity	(2,631.7)	(2,405.3)
Assets, Current	(2,631.7)	(2,405.3)
Consolidated Entities
Condensed Balance Sheet [Line Items]
Interest Payable, Current	78.0
Liabilities, Current	27,645.0	1,241.2
Other Accrued Liabilities, Current	125.8
Assets:
Other receivables, net (Note 8)	266.0	245.6
Other Receivables, Net, Current	19.7	23.8
Inventory, Net	496.3	449.9
Deferred tax assets (Note 19)	503.9
Property, Plant and Equipment including Oil and Gas Property, Net	1,612.0	367.4
Goodwill (Note 11)	43.7	2,133.3
Intangible Assets, Net (Excluding Goodwill)		1,534.8
Other assets		62.8
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	1,376.9	27,658.1
Disposal Group, Including Discontinued Operation, Assets, Current	28,929.2	601.0
Assets	35,849.7	33,580.1
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	156.1	24,709.3
Liabilities and Equity:
Long-term Debt, Excluding Current Maturities		5,226.3
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	38.6	48.0
Deferred Tax Liabilities, Net, Noncurrent	5,543.7	512.1
Other Liabilities, Noncurrent	26.2	26.0
Deferred Tax Liabilities, Net, Current	493.2
Accounts Payable, Current	373.1
Disposal Group, Including Discontinued Operation, Liabilities, Current	26,851.3	412.1
Liabilities	33,902.8	31,762.9
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	758.0	638.1
Stockholders' Equity Attributable to Parent	1,188.9	1,179.1
Accrued Liabilities, Current		68.3
Stockholders' Equity Attributable to Noncontrolling Interest	1,946.9	1,817.2
Short-term Debt	161.4	239.3
Accrued Salaries, Current	55.4	101.8
Other Liabilities, Current		103.7
Prepaid Expense and Other Assets	54.8	38.2
Total liabilities and equity	35,849.7	33,580.1
Cash and Cash Equivalents, at Carrying Value	270.1	465.2
Assets, Current	30,036.1	$ 1,823.7
Asset Management segment [Member]
Condensed Balance Sheet [Line Items]
Fair Value, Net Asset (Liability)	$ 67.4